Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		39.87%	12.43%	8.02%
Knollbrook Disciplined International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.32%	11.71%	7.51%
Knollbrook Disciplined International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.51%	10.13%	6.64%
Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.48%	10.44%	7.70%
Knollbrook Global Secured Options ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.66%	7.80%	2.32%
Knollbrook Global Secured Options ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.02%	7.38%	4.19%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%	8.55%
Morningstar Foreign Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[2]	38.48%	11.40%	8.12%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%

[1]	In certain cases, the Return After Taxes on Distribution and Sale of Portfolio Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.